Deferred Charges (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Charges [Abstract]
Deferred charges consisted of dry-docking and special survey costs	$ 13,830	$ 12,724
Loan fees net of accumulated amortization	$ 6,360	$ 4,607